6. Intangible Assets (Details - Intangible assets, net) - USD ($)	Mar. 31, 2021	Mar. 31, 2020
Intangible assets gross	$ 324,864	$ 225,248
Less: accumulated amortization	(99,974)	(28,297)
Intangible assets net	224,890	196,951
License [Member]
Intangible assets gross	142,248	142,248
Software/website development [Member]
Intangible assets gross	12,585	0
Customer Relationships [Member]
Intangible assets gross	$ 170,031	$ 83,000